Post-retirement benefits - Summary of movement in net defined benefit liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ 2,273	$ 1,730
Amounts recognised in income statement	(239)	(205)
Amounts recognised in other comprehensive income	1,026	(474)
Employer contributions	464	201	$ 257
Assets transferred to defined contribution section	(4)	(3)
Currency exchange rate (loss)/ gain	(2)	(62)
Ending balance	1,028	2,273	$ 1,730
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	1,305
Amounts recognised in income statement	(205)
Amounts recognised in other comprehensive income	898
Employer contributions	425
Assets transferred to defined contribution section	(4)
Currency exchange rate (loss)/ gain	(3)
Ending balance	194	1,305
Other benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	968
Amounts recognised in income statement	(34)
Amounts recognised in other comprehensive income	128
Employer contributions	39
Assets transferred to defined contribution section	0
Currency exchange rate (loss)/ gain	1
Ending balance	$ 834	$ 968